SCHEDULE OF MATURITY OF LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Jan. 01, 2019
Right-of-use Assets And Operating Lease Liabilities
2024	$ 292,190
2025	93,185
2026	69,888
Total operating lease payments	455,263
Less: imputed interest	(19,786)
Present value of operating lease liabilities	$ 435,477	$ 1,700,000